CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts	$ 5,343,427	¥ 1,149,864	$ 20,770,928	¥ 1,149,864
Short-term borrowings, consolidated VIEs	16,881,566	117,526,089		112,461,383
Operating lease liabilities- current portion	489,481	3,407,670
Non current portion of operating lease liabilities	898,001	6,251,705
Other advances	8,083,570	56,276,200
Accounts payable, consolidated VIEs	5,491,744	38,232,425		38,035,661
Other taxes payable, consolidated VIEs	173,893	1,203,644		2,949,082
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB23,976,676 and RMB as of December 31, 2018 and 2019, respectively)	5,677,810	39,527,778		39,631,950
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB62,268,751 and RMB as of December 31, 2018 and 2019, respectively)	10,683,951	74,379,529		71,849,633
Deferred revenue, consolidated VIEs				159,125
Refund of game points, consolidated VIEs	24,418,783	169,998,682		169,998,682
Warrants, consolidated VIEs	28,527	200,000		1,490,844
Remaining outstanding balance of convertible notes	59,485,752	414,127,908		375,257,140
Interest payables, consolidated VIEs	771,630	5,371,931		15,298,961
Accrued expense and other current liabilities, consolidated VIEs	$ 13,378,845	¥ 93,140,843		¥ 81,291,306
Ordinary shares, par value | $ / shares	$ 0.01		$ 0.01
Ordinary shares, shares issued | shares	106,407,008	106,407,008	350,000,000	350,000,000
Ordinary shares, shares outstanding | shares			91,315,465	91,315,465
Variable Interest Entity, Primary Beneficiary
Short-term borrowings, consolidated VIEs		¥ 0		¥ 0
Operating lease liabilities- current portion		34,227
Non current portion of operating lease liabilities | $	$ 18,287
Other advances | $	$ 0		$ 0
Accounts payable, consolidated VIEs		5,920,126		5,920,126
Other taxes payable, consolidated VIEs		1,398,996		1,398,996
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB23,976,676 and RMB as of December 31, 2018 and 2019, respectively)		23,976,676		23,976,676
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB62,268,751 and RMB as of December 31, 2018 and 2019, respectively)		62,268,751		62,268,751
Deferred revenue, consolidated VIEs		0		0
Refund of game points, consolidated VIEs		169,998,682		169,998,682
Warrants, consolidated VIEs		0		0
Remaining outstanding balance of convertible notes		0		0
Interest payables, consolidated VIEs		0		0
Accrued expense and other current liabilities, consolidated VIEs		¥ 67,862,435		¥ 67,862,435
Class A ordinary shares
Ordinary shares, par value | $ / shares	$ 0.01		$ 0.01
Common Stock, Shares Authorized | shares	4,300,000,000	4,300,000,000
Ordinary shares, shares issued | shares	103,737,691	103,737,691	0	0
Ordinary shares, shares outstanding | shares	103,737,691	103,737,691	0	0
Class B ordinary shares
Ordinary shares, par value | $ / shares	$ 0.01		$ 0.01
Common Stock, Shares Authorized | shares	600,000,000	600,000,000	600,000,000	600,000,000
Ordinary shares, shares issued | shares	9,192,011	9,192,011	0	0
Ordinary shares, shares outstanding | shares	9,192,011	9,192,011	0	0